S-K 1603(a) SPAC Sponsor	Jan. 23, 2026 USD ($)
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor Name	Evolution Sponsor Holdings LLC II
SPAC Sponsor Form of Organization	Limited Liability Company
SPAC Sponsor Business, General Character [Text Block]	The managing members of our sponsor are Stephen Silver, our Chief Executive Officer and Chairman of the Board, Ashley Zumwalt-Forbes, our Chief Operating Officer and Director, and John Charles Forbes II, who is Ms. Zumwalt-Forbes’ husband (the “Sponsor Managing Members”).
Evolution Sponsor Holdings LLC II, Officers, Directors, or Their Respective Affiliates [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigating, negotiating and completing an initial business combination
Evolution Capital Pty Ltd and Stephen Silver [Member]
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Nature of Reimbursement	Reimbursement of offering expenses of $675,000 (which increases to $750,000 if the underwriters’ over-allotment option is exercised in full)
SPAC Sponsor, Reimbursements, Amount	$ 675,000